IFRS 9 Impairment (Tables)	6 Months Ended
Jun. 30, 2025
IFRS 9 Impairment [Abstract]
IFRS 9 Impairment Forward Looking Information [text block table]	Macroeconomic variables applied as of June 2025¹ ² Year 1(4 quarter avg) Year 2(4 quarter avg) GDP - USA 1.40% 1.62 % GDP - Eurozone 1.15% 1.10 % GDP - Germany 0.38% 1.42 % GDP - Italy 0.57% 1.00 % GDP - Developing Asia 4.43% 4.20 % GDP - Emerging Markets 3.82% 3.76 % Unemployment - USA 4.42% 4.48 % Unemployment - Eurozone 6.39% 6.35 % Unemployment - Germany 3.68% 3.70 % Unemployment - Italy 6.18% 6.29 % Unemployment - Spain 10.60% 10.37 % Unemployment - Japan 2.48% 2.47 % Real Estate Prices - CRE Index USA 296.76 292.64 Real Estate Prices - CRE Index Eurozone 109.88 110.27 Real Estate Prices - House Price Index USA 324.52 330.22 Real Estate Prices - House Price Index Germany 152.99 155.62 Real Estate Prices - House Price Index Spain 2,085.02 2,131.28 Equity - S&P500 5,955 6,228 Equity - Eurostoxx50 5,349 5,507 Equity - DAX40 23,360 23,965 Equity - MSCI EAFE 1,147 1,188 Equity - MSCI Asia 1,690 1,759 Equity - Nikkei 37,497 38,582 Credit - High Yield Index 342.86 380.68 Credit - CDX High Yield 375.31 411.87 Credit - CDX IG 58.37 63.67 Credit - CDX Emerging Markets 184.31 207.23 Credit - ITX Europe 125 60.34 63.93 Commodity - WTI 67.86 64.56 Commodity - Gold 3,200.37 3,386.38 1 MEV as of June 17, 2025, which remained consistent as of June 30, 2025 2 Year 1 equals second quarter of 2025 to first quarter of 2026, Year 2 equals second quarter of 2026 to first quarter of 2027 as of December 2024¹ ² Year 1(4 quarter avg) Year 2(4 quarter avg) GDP - USA 2.23% 2.04 % GDP - Eurozone 1.04% 1.19 % GDP - Germany 0.38% 1.14 % GDP - Italy 0.74% 1.02 % GDP - Developing Asia 4.53% 4.26 % GDP - Emerging Markets 4.11% 3.81 % Unemployment - USA 4.29% 4.20 % Unemployment - Eurozone 6.46% 6.42 % Unemployment - Germany 3.46% 3.40 % Unemployment - Italy 6.50% 6.76 % Unemployment - Spain 11.12% 10.93 % Unemployment - Japan 2.48% 2.40 % Real Estate Prices - CRE Index USA 312.27 316.81 Real Estate Prices - CRE Index Eurozone 107.75 108.39 Real Estate Prices - House Price Index USA 325.05 333.47 Real Estate Prices - House Price Index Germany 152.78 158.19 Real Estate Prices - House Price Index Italy 103.82 104.92 Real Estate Prices - House Price Index Spain 1,959.68 2,000.70 Equity - S&P500 6,109 6,436 Equity - Eurostoxx50 4,965 5,162 Equity - DAX40 20,131 20,968 Equity - MSCI EAFE 1,069 1,112 Equity - MSCI Asia 1,602 1,630 Equity - Nikkei 38,972 39,582 Credit - High Yield Index 312.32 358.66 Credit - CDX High Yield 332.33 374.29 Credit - CDX IG 56.50 64.29 Credit - CDX Emerging Markets 177.90 202.59 Credit - ITX Europe 125 62.15 68.66 Commodity - WTI 70.46 65.85 Commodity - Gold 2,588.02 2,612.91 1 MEV as of December 5, 2024, which remained consistent as of December 31, 2024 2 Year 1 equals fourth quarter of 2024 to third quarter of 2025, Year 2 equals fourth quarter of 2025 to third quarter of 2026
IFRS 9 Model Sensitivity [text block table]	IFRS 9 – Sensitivities of Forward-Looking Information applied on Stage 1 and Stage 2 – Group Level2 Jun 30, 2025 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (84.3) (1)pp 91.6 Unemployment rates (0.5)pp (58.1) 0.5pp 60.7 Real estate prices 5% (28.8) (5)% 34.1 Equities 10% (26.5) (10)% 33.0 Credit spreads (40)% (26.8) 40% 31.2 Commodities¹ 10% (9.8) (10)% 10.6 1 The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign Dec 31, 2024 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (66.4) (1)pp 71.8 Unemployment rates (0.5)pp (44.9) 0.5pp 49.0 Real estate prices 5% (13.9) (5)% 16.0 Equities 10% (14.1) (10)% 17.8 Credit spreads (40)% (20.7) 40% 24.2 Commodities¹ 10% (7.7) (10)% 8.7 1 The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign 2 The sensitivity analysis was performed without the aforementioned update to the LGD model